Summary of Significant Accounting Policies (Details 1) - USD ($)		3 Months Ended			9 Months Ended			10 Months Ended	12 Months Ended
		Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Class A Ordinary Shares
Net (loss) income attributable to parent			$ (1,521,855)	$ (348,075)		$ (1,020,930)	$ 9,626,072	$ (2,633,699)	$ 9,759,713
Net (loss) income per share, basic	[1]	$ (1.08)			$ (1.08)
Net (loss) income per share, diluted	[1]	$ (1.08)			$ (1.08)
Opening balance as of March 31, 2023					$ 0
Closing balance as of December 31, 2023		$ 1,233,000			1,233,000
Accounts Receivable [Member]
Redeemable Class A Ordinary Shares
Opening balance as of March 31, 2023
Transition period adjustment on accounts receivables (through retained earnings) pursuant to ASC 326					149,000
Adjusted balance as of April 1, 2023					149,000
Additions charged to cost and expense					1,084,000
Closing balance as of December 31, 2023		$ 1,233,000			$ 1,233,000
Common Class A [Member]
Redeemable Class A Ordinary Shares
Net (loss) income attributable to parent			$ (685,915)	$ (278,460)		$ (682,886)	$ 7,700,858	$ (1,322,260)	$ 7,807,770
Weighted average shares outstanding , basic			4,718,054	23,000,000		11,615,638	23,000,000	5,158,940	23,000,000
Weighted average shares outstanding , diluted			4,718,054	23,000,000		11,615,638	23,000,000	5,158,940	23,000,000
Net (loss) income per share, basic			$ (0.15)	$ (0.01)		$ (0.06)	$ 0.33	$ (0.26)	$ 0.34
Net (loss) income per share, diluted			$ (0.15)	$ (0.01)		$ (0.06)	$ 0.33	$ (0.26)	$ 0.34
Common Class B [Member]
Redeemable Class A Ordinary Shares
Net (loss) income attributable to parent			$ (835,940)	$ (69,615)		$ (338,044)	$ 1,925,214	$ (1,311,439)	$ 1,951,943
Weighted average shares outstanding , basic			5,750,000	5,750,000		5,750,000	5,750,000	5,116,722	5,750,000
Weighted average shares outstanding , diluted			5,750,000	5,750,000		5,750,000	5,750,000	5,116,722	5,750,000
Net (loss) income per share, basic			$ (0.15)	$ (0.01)		$ (0.06)	$ 0.33	$ (0.26)	$ 0.34
Net (loss) income per share, diluted			$ (0.15)	$ (0.01)		$ (0.06)	$ 0.33	$ (0.26)	$ 0.34

[1]	For the three and nine months ended December 31, 2023, net loss per Class A ordinary share and weighted average Class A ordinary shares outstanding is representative of the period from November 6, 2023 through December 31, 2023, the period following the Business Combination, as defined in Note 1. For more information refer to Note 15